LOANS (Details 7) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable Post Modification Recorded Investment	$ 4,515,443	$ 11,913,041
Financing Receivable Modifications Number Of Contracts1	10	15
Commercial Real Estate [Member]
Financing Receivable Post Modification Recorded Investment	3,097,214	7,696,921
Financing Receivable Modifications Number Of Contracts1	7	10
Residential Mortgage [Member]
Financing Receivable Post Modification Recorded Investment	1,418,229	0
Financing Receivable Modifications Number Of Contracts1	3	0
Construction and Land Development [Member]
Financing Receivable Post Modification Recorded Investment	0	1,716,915
Financing Receivable Modifications Number Of Contracts1	0	1
Commercial Loan [Member]
Financing Receivable Post Modification Recorded Investment	0	2,369,329
Financing Receivable Modifications Number Of Contracts1	0	3
Commercial Equipment [Member]
Financing Receivable Post Modification Recorded Investment	$ 0	$ 129,876
Financing Receivable Modifications Number Of Contracts1	0	1